Share-based payment plans	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payment plans
Share-based payment plans
The Group has established share-based payment plans that provide for the granting of share options and restricted stock units, some with performance and/or market conditions, to certain executive and management level employees. These awards are designed to align the interests of its employees with the interests of its shareholders.
The Group recognises compensation expense equal to the grant date fair value for all share-based payment awards that are expected to vest. Expense is generally recorded on a straight-line basis over the requisite service period for each separately vesting portion of the award.
During the years ended 31 December 2021, 31 December 2020 and 31 December 2019, compensation expense related to our share-based payment plans totalled €17 million, €14 million and €15 million, respectively.
Share options
Share options (1) are granted with exercise prices equal to or greater than the fair value of the Group’s stock on the date of grant, (2) generally vest in three annual tranches over a period of 36 months and (3) expire 10 years from the date of grant. Generally, when options are exercised, new Shares will be issued rather than issuing treasury Shares, if available. No options were granted during the years ended 31 December 2021, 31 December 2020 and 31 December 2019. All options outstanding as at 31 December 2021, 31 December 2020 and 31 December 2019 were valued and had exercise prices in US dollars.
The following table summarises our share option activity for the periods presented:

	2021		2020		2019
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	4,051	31.68	4,815	29.8	6,542	26.51
Granted	—	—	—	—	—	—
Exercised	(1,290)	26.33	(761)	19.79	(1,722)	17.33
Forfeited, expired or cancelled	(3)	19.68	(3)	31.97	(5)	19.23
Outstanding at end of year	2,758	34.19	4,051	31.68	4,815	29.8
Options exercisable at end of year	2,758	34.19	4,051	31.68	4,815	29.8
The weighted average Share price during the years ended 31 December 2021, 31 December 2020 and 31 December 2019 was US$55.68, US$42.71 and US$52.73, respectively.
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2021		2020		2019
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
15.01 to 25.00	151	0.85	931	1.75	1,681	2.31
25.01 to 40.00	2,607	3.04	3,120	3.85	3,134	4.59
Total	2,758	2.92	4,051	3.37	4,815	3.79
Restricted Stock Units (RSUs) and Performance Share Units (PSUs)
RSU awards entitle the participant to accrue dividends, which are paid in cash only if the RSUs vest. They do not have voting rights. Upon vesting, the participant is granted one Share for each RSU. They generally vest subject to continued employment for a period of 36 months. Unvested RSUs are restricted as to disposition and subject to forfeiture.
There were 0.1 million, 0.2 million and 0.3 million unvested RSUs outstanding with a weighted average grant date fair value of US$43.29, US$41.77 and US$42.06 as at 31 December 2021, 31 December 2020 and 31 December 2019, respectively.
PSU awards entitle the participant to the same benefits as RSUs. They generally vest subject to continued employment for a period of 36 months and the attainment of certain performance targets. There were 1.3 million, 1.1 million and 1.2 million of unvested PSUs with weighted average grant date fair values of US$43.07, US$40.45 and US$42.53 outstanding as at 31 December 2021, 31 December 2020 and 31 December 2019, respectively.
The PSUs granted in 2019 are subject to two equally weighted performance conditions: compound annual growth rate of earnings per share (EPS), and return on invested capital (ROIC), both measured over a three year period. The PSUs granted in 2020 and 2021 are subject to performance condition of absolute EPS and ROIC, each with a 42.5% weighting. An additional sustainability metric, focused on the reduction of greenhouse gas emissions (CO2e) across our entire value chain, was included for PSUs 2020 and 2021, with a 15% weighting.
As a result of COVID-19 and the Acquisition, the performance conditions of 2020 PSUs in respect of EPS and ROIC were modified during the year. All other terms and conditions remain unchanged. The modification did not result in any change of fair value of the awards. For the 2019 PSUs, subsequent to year end, the Remuneration Committee considered a holistic assessment of performance over the three year performance period and elected to exercise discretion for the final vesting level.
Key assumptions for grant date fair value
The following table summarises the weighted average grant date fair values per unit:

Restricted Stock Units and Performance Share Units	2021	2020
Grant date fair value - service conditions (US$)	47.77	34.45
Grant date fair value - service and performance conditions (US$)	47.68	33.46